PGIM Rock ETF Trust
PGIM S&P 500 Max Buffer ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – January
PGIM Nasdaq-100 Buffer 12 ETF – April
PGIM Nasdaq-100 Buffer 12 ETF – July
PGIM Nasdaq-100 Buffer 12 ETF – October
(each a “Fund” and collectively the “Funds”)
Supplement dated December 26, 2024
to the Funds’ Currently Effective Prospectus
As described in each Fund’s prospectus, an investment in shares of the Funds is subject to a pre-determined upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in a Fund for the entire Target Outcome Period (an approximately one-year period over which a Fund seeks to produce the target outcome). The Target Outcome Period for each Fund is disclosed in the table below. Each Fund’s Cap will not be determined until on or about the start of the Target Outcome Period. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund)* on January 1, 2025 (or the first business day thereafter) to obtain information on the Cap for the Target Outcome Period. Investors should consider the Cap before investing in the Fund for the Target Outcome Period.
The buffer for each Fund is also disclosed below. Investors are further encouraged to visit the website (https://www.pgim.com/investments/etf-buffer-fund)* for their Funds on January 1, 2025 (or the first business day thereafter) to obtain information on the final buffer for the Target Outcome Period.
As of December 26, 2024, the expected range of each Fund’s Cap (before fees and expenses) for the Target Outcome Period is set forth below.
Fund Name	Ticker	Target Outcome Period	Estimated Cap Range	Buffer
PGIM Nasdaq-100 Buffer 12 ETF – January	PQJA	January 1, 2025 through December 31, 2025	14.6% – 16.6% before fees and expenses	12% before fees and expenses
			(14.1% – 16.1% after taking into account the Fund’s unitary management fee)	(11.5% after taking into account the Fund’s unitary management fee)
PGIM Nasdaq-100 Buffer 12 ETF – April	PQAP	January 1, 2025 through March 31, 2025	2.2% – 4.2% before fees and expenses	12% before fees and expenses
			(2.08% – 4.08% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)	(11.88% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)
PGIM Nasdaq-100 Buffer 12 ETF – July	PQJL	January 1, 2025 through June 30, 2025	5.8% – 7.8% before fees and expenses	12% before fees and expenses
			(5.55% – 7.55% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)	(11.75% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)

Fund Name	Ticker	Target Outcome Period	Estimated Cap Range	Buffer
PGIM Nasdaq-100 Buffer 12 ETF – October	PQOC	January 1, 2025 through September 30, 2025	10.1% – 12.1% before fees and expenses	12% before fees and expenses
			(9.72% – 11.72% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)	(11.62% after taking into account the Fund’s unitary management fee, applied pro rata for the Target Outcome Period)

Fund Name	Ticker	Target Outcome Period	Estimated Cap Range	Anticipated Buffer
PGIM S&P 500 Max Buffer ETF – January	PMJA	January 1, 2025 through December 31, 2025	6.4% – 8.4 % before fees and expenses	100% before fees and expenses
			(5.9% – 7.9% after taking into account the Fund’s unitary management fee)	(99.5% after taking into account the Fund’s unitary management fee)
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* Reference to the Website does not incorporate the Website into this supplement or each Fund’s prospectus.

LR1497